Notes Payable (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 13, 2017	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jan. 31, 2016
Notes payable		$ 12,649		$ 12,649		$ 73,598	$ 193,800
Interest expense		80,769	$ 396,725	142,298	$ 762,766	980,867	$ 2,855,519
Line of Credit [Member]
Line of credit outstanding	$ 10,000,000			3,337,889		3,112,737
Line of credit interest rate description	The line of credit promissory note carries interest of 8%, due monthly with principal and unpaid interest due December 31, 2017.
Line of credit facility, collateral	The note is secured by the assets of the Company.
Notes Payable to Banks [Member]
Notes payable		128,581		$ 128,581		$ 186,823
Interest rate terms				prime plus 5.5%		prime plus 1.5%
Maturity date				Aug. 28, 2018
Description of collateral				The note is secured by the assets of the Company and personal guarantees by a shareholder and an officer of the Company.
Interest expense		72,644	$ 193,358	$ 130,644	$ 273,879
12% Notes Payable, Other Payables [Member]
Loan from related party								$ 500,000
Due to related party		$ 200,000		$ 200,000		$ 200,000